UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		102392 (X$1000)

List of Other Included Managers:


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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1733	24900	SHRS		SOLE		24900
Abbott Laboratories	COM	002824100	1878	35456	SHRS		SOLE		35456
AstraZeneca PLC		COM	046353108	1154	27125	SHRS		SOLE		27125
AT&T			COM	00206R102	405	12011	SHRS		SOLE		12011
Automatic Data		COM	053015103	2418	57700	SHRS		SOLE		57700
Berkshire Hathaway B	COM	084670207	3350	835	SHRS		SOLE		835
Boeing Company		COM	097023105	535	8134	SHRS		SOLE		8134
BP PLC			COM	055622104	1430	20560	SHRS		SOLE		20560
Canon Inc		COM	138006309	2489	48602	SHRS		SOLE		48602
Cascade Finl Corp	COM	147272108	83	12711	SHRS		SOLE		12711
Cisco Systems		COM	17275r102	1618	69569	SHRS		SOLE		69569
CityBank		COM	17770a109	100	11604	SHRS		SOLE		11604
Coca Cola		COM	191216100	2780	53490	SHRS		SOLE		53490
ConocoPhillips		COM	20825c104	1954	20703	SHRS		SOLE		20703
Consolidated Edison	COM	209115104	2000	51175	SHRS		SOLE		51175
Costco Wholesale	COM	22160k105	3273	46667	SHRS		SOLE		46667
Daktronics Inc		COM	234264109	1053	52225	SHRS		SOLE		52225
Danaher Inc		COM	235851102	485	6270	SHRS		SOLE		6270
EMC Corp		COM	268648102	1356	92310	SHRS		SOLE		92310
Emerson Electric	COM	291011104	1330	26890	SHRS		SOLE		26890
Encana Corp		COM	292505104	1833	20160	SHRS		SOLE		20160
Exxon Mobil		COM	30231g102	3089	35055	SHRS		SOLE		35055
Frontier Financial	COM	35907k105	1125	132050	SHRS		SOLE		132050
General Electric	COM	369604103	2104	78843	SHRS		SOLE		78843
Gilead Sciences		COM	375558103	222	4200	SHRS		SOLE		4200
GlaxoSmithKline PLC	COM	37733w105	1623	36700	SHRS		SOLE		36700
Hewlett-Packard		COM	428236103	1986	44913	SHRS		SOLE		44913
Horizon Financial	COM	44041f105	695	111385	SHRS		SOLE		111385
Ingersoll-Rand Ltd	COM	G4776g101	1389	37100	SHRS		SOLE		37100
Intel Corp		COM	458140100	2731	127144	SHRS		SOLE		127144
IShares Japan		COM	464286848	2362	189375	SHRS		SOLE		189375
IShares Switzerland	COM	464286749	2551	107250	SHRS		SOLE		107250
Johnson & Johnson	COM	478160104	3282	51003	SHRS		SOLE		51003
Kimberly Clark		COM	494368103	1962	32815	SHRS		SOLE		32815
Marriott Int'l		COM	571903202	1409	53700	SHRS		SOLE		53700
Medtronic Inc		COM	585055106	947	18297	SHRS		SOLE		18297
Microsoft		COM	594918104	4822	175269	SHRS		SOLE		175269
Newmont Mining Corp	COM	651639106	2025	38825	SHRS		SOLE		38825
Novo Nordisk AS		COM	670100205	1542	23370	SHRS		SOLE		23370
Occidental Pete		COM	674599105	1029	11450	SHRS		SOLE		11450
Paccar			COM	693718108	3264	78036	SHRS		SOLE		78036
Pepsico			COM	713448108	2840	44668	SHRS		SOLE		44668
Pfizer			COM	717081103	364	20838	SHRS		SOLE		20838
Plum Creek Timber	COM	729251108	1414	33116	SHRS		SOLE		33116
Procter & Gamble	COM	742718109	3045	50066	SHRS		SOLE		50066
Puget Energy		COM	745310102	975	40632	SHRS		SOLE		40632
Royal Dutch Shell A	COM	780259206	2124	25995	SHRS		SOLE		25995
Schlumberger Ltd	COM	806857108	1248	11620	SHRS		SOLE		11620
Southern Co		COM	842587107	1550	44400	SHRS		SOLE		44400
Starbucks Corp		COM	855244109	1381	87748	SHRS		SOLE		87748
Steinway Musical Ins	COM	858495104	556	21075	SHRS		SOLE		21075
Stryker Corp		COM	863667101	1317	20946	SHRS		SOLE		20946
Tootsie Roll Inds	COM	890516107	810	32218	SHRS		SOLE		32218
Total S A		COM	89151E109	1452	17030	SHRS		SOLE		17030
United Technologies	COM	913017109	1785	28925	SHRS		SOLE		28925
United Parcel Svc	COM	911312106	2025	32935	SHRS		SOLE		32935
Walgreen Company	COM	931422109	2611	80306	SHRS		SOLE		80306
Walt Disney Co		COM	254687106	2064	66155	SHRS		SOLE		66155
Washington Federal	COM	938824109	1415	78187	SHRS		SOLE		78187
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